BORROWINGS (Borrowings by currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,722,893	$ 2,188,674
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,592,944	2,023,051
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	129,949	165,623
United States of America, Dollars | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,557,483	1,977,617
United States of America, Dollars | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	113,268	148,712
Argentina, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	8	10
Mexico, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	6,256	14,789
Colombia, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	29,197	30,634
Colombia, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,681	$ 16,912